Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Disclosure Of Detailed Information About Inventories Explanatory

As at December 31,	2021	2020 (1)
Product
Oil Sands	1,419	382
Conventional	78	1
Offshore	39	—
Canadian Manufacturing	88	—
U.S. Manufacturing	2,001	613
Retail	26	—
Parts and Supplies	268	93
	3,919	1,089